Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	135,816,462	68,905,248
Convertible preferred stock, shares issued	0	120,648,174	68,905,247
Convertible preferred stock, shares outstanding	0	120,648,174	68,905,247
Convertible preferred stock, liquidation preference	$ 0	$ 60,392	$ 31,007
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	15,652,174	6,956,521
Common stock, shares issued	24,194,808	1,257,311	133,707
Common stock, shares outstanding	24,194,808	1,257,311	133,707
Pro Forma [Member]
Common stock, shares issued		11,877,359
Common stock, shares outstanding		11,877,359